Provisions	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Provisions

18. Provisions

	Consolidated Group
	2023 A$	2022 A$
Employee benefits
Current	214,465	473,006
Non-current	48,271	25,988
	262,736	498,994

The provision for employee benefits represents accrued annual leave and vested together with vested and unvested long service leave entitlements.